UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON ESEMPLIA EMERGING MARKETS LONG-SHORT FUND

FORM N-Q

JULY 31, 2013

LEGG MASON ESEMPLIA EMERGING MARKETS LONG-SHORT FUND

Schedule of Investments (unaudited)	July 31, 2013

SECURITY	SHARES	VALUE
COMMON STOCKS - 61.6%
CONSUMER DISCRETIONARY - 4.7%
Hotels, Restaurants & Leisure - 3.2%
Sands China Ltd.	34,000	$184,125
Wynn Macau Ltd.	109,600	309,485

Total Hotels, Restaurants & Leisure		493,610

Specialty Retail - 1.5%
Belle International Holdings Ltd.	160,000	231,059

TOTAL CONSUMER DISCRETIONARY		724,669

CONSUMER STAPLES - 6.0%
Beverages - 2.9%
Fomento Economico Mexicano SA de CV, ADR	4,448	442,532

Food & Staples Retailing - 0.9%
Almacenes Exito S.A.	9,011	148,095

Personal Products - 2.2%
Hengan International Group Co., Ltd.	30,400	334,746

TOTAL CONSUMER STAPLES		925,373

ENERGY - 14.5%
Oil, Gas & Consumable Fuels - 14.5%
Cairn India Ltd.	62,907	305,560
China Shenhua Energy Co., Ltd., Class H Shares	118,750	342,978
CNOOC Ltd.	285,000	513,732
Pacific Rubiales Energy Corp.	19,760	384,195
PTT Public Co., Ltd.	35,800	378,588	(a)
Tullow Oil PLC	18,500	292,126

TOTAL ENERGY		2,217,179

FINANCIALS - 11.3%
Commercial Banks - 8.7%
Credicorp Ltd.	3,530	419,329
Grupo Financiero Banorte SAB de CV, Series O Shares	7,700	48,571
Mega Financial Holding Co., Ltd.	200,000	167,075
PT Bank Mandiri	239,000	206,967
Sberbank of Russia, ADR	42,000	484,260

Total Commercial Banks		1,326,202

Insurance - 2.6%
AIA Group Ltd.	85,000	402,773	(b)

TOTAL FINANCIALS		1,728,975

INDUSTRIALS - 2.9%
Airlines - 1.1%
Copa Holdings SA, Class A Shares	1,150	160,045

Transportation Infrastructure - 1.8%
Companhia de Concessoes Rodoviarias	35,800	280,895

TOTAL INDUSTRIALS		440,940

INFORMATION TECHNOLOGY - 14.1%
Communications Equipment - 2.0%
AAC Technologies Holdings Inc.	67,500	314,192

Electronic Equipment, Instruments & Components - 1.8%
Delta Electronics Inc.	57,000	276,575

IT Services - 3.0%
Cielo SA	18,506	456,211

Semiconductors & Semiconductor Equipment - 7.3%
Samsung Electronics Co., Ltd.	477	543,481

See Notes to Schedule of Investments.

LEGG MASON ESEMPLIA EMERGING MARKETS LONG-SHORT FUND

Schedule of Investments (unaudited) (cont’d)	July 31, 2013

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - continued
Taiwan Semiconductor Manufacturing Co., Ltd.	167,000	$570,840

Total Semiconductors & Semiconductor Equipment		1,114,321

TOTAL INFORMATION TECHNOLOGY		2,161,299

MATERIALS - 2.1%
Construction Materials - 1.0%
Grasim Industries Ltd., Registered Shares, GDR	3,386	148,002	(b)

Metals & Mining - 1.1%
Antofagasta PLC	12,500	167,718

TOTAL MATERIALS		315,720

TELECOMMUNICATION SERVICES - 6.0%
Wireless Telecommunication Services - 6.0%
China Mobile Ltd.	45,500	483,418
MTN Group Ltd.	22,750	427,190

TOTAL TELECOMMUNICATION SERVICES		910,608

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $9,005,152)		9,424,763

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 17.8%
Repurchase Agreements - 17.8%
Interest in $1,200,000,000 joint tri-party repurchase agreement dated 7/31/13 with RBS Securities Inc.; Proceeds at maturity - $2,719,004; (Fully collateralized by various U.S. government obligations, 0.250% to 4.000% due 6/30/14 to 5/31/17; Market value - $2,773,380) (Cost - $2,719,000)	0.050%	8/1/13	$2,719,000	2,719,000

TOTAL INVESTMENTS - 79.4% (Cost - $11,724,152#)				12,143,763
Other Assets in Excess of Liabilities - 20.6%				3,146,011

TOTAL NET ASSETS - 100.0%				$15,289,774

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
GDR	— Global Depositary Receipts

See Notes to Schedule of Investments.

LEGG MASON ESEMPLIA EMERGING MARKETS LONG-SHORT FUND

Schedule of Investments (unaudited) (cont’d)	July 31, 2013

Summary of Investments by Country**

China	16.4%
Taiwan	8.4
Hong Kong	6.7
Brazil	6.1
South Korea	4.5
Colombia	4.4
Mexico	4.0
Russia	4.0
United Kingdom	3.8
India	3.7
South Africa	3.5
Peru	3.5
Thailand	3.1
Macau	2.5
Indonesia	1.7
Panama	1.3
Short - Term Investments	22.4

100.0%

**	As a percentage of total investments. Please note that the Fund holdings are as of July 31, 2013 and are subject to change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Esemplia Emerging Markets Long-Short Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Energy	$1,838,591	$378,588	—	$2,217,179
Other common stocks	7,207,584	—	—	7,207,584

Total long-term investments	$9,046,175	$378,588	—	$9,424,763

Short-term investments†	—	2,719,000	—	2,719,000

Total investments	$9,046,175	$3,097,588	—	$12,143,763

Other financial instruments:
Total return swaps‡	—	$992,861	—	$992,861

Total	$9,046,175	$4,090,449	$—	$13,136,624

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Total return swaps	—	$635,389	—	$635,389

†	See Schedule of Investments for additional detailed categorizations.
‡	Values include any premiums paid or received with respect to swap contracts.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Notes to Schedule of Investments (unaudited) (continued)

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(f) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market (“OTC Swaps”) or may be executed as a registered exchange (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swaps, if any, is recorded as a receivable or payable for variation margin. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of July 31, 2013, the Fund did not hold any credit default swaps to sell protection.

For average notional amounts of swaps held during the period ended July 31, 2013, see Note 3.

Total return swaps

The Fund enters into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.

(g) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

Notes to Schedule of Investments (unaudited) (continued)

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Securities pledged as collateral, if any, to cover the obligations of the Fund under derivative contracts, are noted in the Schedule of Investments.

As of July 31, 2013, the Fund held total return swaps with credit related contingent features which had a liability position of $635,389. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of July 31, 2013, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $2,260,000, which could be used to reduce the required payment.

(h) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$826,420
Gross unrealized depreciation	(406,809)

Net unrealized appreciation	$419,611

During the period ended July 31, 2013, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Written options, outstanding as of October 31, 2012	400,000	$70,000
Options written	—	—
Options closed	(200,000)	(48,000)
Options exercised	—	—
Options expired	(200,000)	(22,000)

Written options, outstanding as of July 31, 2013	—	—

At July 31, 2013, the Fund held the following open swap contracts:

TOTAL RETURN SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	PERIODIC PAYMENTS RECEIVED BY THE FUND‡	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley & Co. Inc.	$316,835	10/2/14	Monthly Federal Funds Effective Rate	Asustek Computer Inc.	—	$72,196
Morgan Stanley & Co. Inc.	386,950	12/19/13	Monthly Federal Funds Effective Rate	Total Access Communication Public Co., Ltd.	—	1,029	*
Morgan Stanley & Co. Inc.	322,315	10/6/14	Monthly Federal Funds Effective Rate	CITIC Securities Co., Ltd.	—	46,904

Notes to Schedule of Investments (unaudited) (continued)

TOTAL RETURN SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	PERIODIC PAYMENTS RECEIVED BY THE FUND‡	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley & Co. Inc.	$112,430	10/2/14	Monthly Federal Funds Effective Rate	LG Chem Ltd.	—	$(13,079)
Morgan Stanley & Co. Inc.	198,236	10/2/14	Monthly Federal Funds Effective Rate	China Steel Corp.	—	3,613
Morgan Stanley & Co. Inc.	264,889	10/6/14	Monthly Federal Funds Effective Rate	Minera Frisco SAB de CV	—	128,999
Morgan Stanley & Co. Inc.	288,676	10/2/14	Monthly Federal Funds Effective Rate	Charoen Pokphand Foods Public Co., Ltd.	—	51,711
Morgan Stanley & Co. Inc.	443,269	10/6/14	Monthly Federal Funds Effective Rate	Powszechna Kasa Oszczednosci Bank Polski SA	—	(21,120)
Morgan Stanley & Co. Inc.	450,559	10/6/14	Monthly Federal Funds Effective Rate	Bank Pekao SA	—	(34,329)
Morgan Stanley & Co. Inc.	284,645	10/19/13	Monthly Federal Funds Effective Rate	Cia. Hering	—	83,443
Morgan Stanley & Co. Inc.	179,179	10/6/14	Monthly Federal Funds Effective Rate	Zhuzhou CSR Times Electric Co., Ltd.	—	6,949
Goldman Sachs	147,403	1/13/14	Monthly Federal Funds Effective Rate	Yapi ve Kredi Bankasi AS	—	42,770
Morgan Stanley & Co. Inc.	333,368	10/20/14	Monthly Federal Funds Effective Rate	Brasil Foods SA	—	39,378
Goldman Sachs	295,834	1/13/14	Monthly Federal Funds Effective Rate	Turkiye Halk Bankasi AS	—	76,370
Goldman Sachs	549,711	2/22/14	Monthly Federal Funds Effective Rate	BIM Birlesik Magazalar AS	—	(1,970)
Goldman Sachs	27,000	2/26/14	Monthly Federal Funds Effective Rate	Vale SA	—	(113,157)
Goldman Sachs	329,500	3/5/14	Monthly Federal Funds Effective Rate	PT Bank Central Asia Tbk	—	(22,164)
Goldman Sachs	338,660	3/7/14	Monthly Federal Funds Effective Rate	China Oilfield Services Ltd.	—	(30,549)
Goldman Sachs	17,645	3/11/14	Monthly Federal Funds Effective Rate	Globaltrans Investment PLC	—	(21,368)
Goldman Sachs	10,200	3/11/14	Monthly Federal Funds Effective Rate	Tata Motors Ltd.	—	(43,625)
Morgan Stanley & Co. Inc.	51,000	4/22/14	Monthly Federal Funds Effective Rate	Grupo Financiero Banorte SAB	—	(30,104)
Morgan Stanley & Co. Inc.	6,296,904	4/13/15	Monthly Federal Funds Effective Rate	Banco Santander Chile	$(540)	(56,894)
Morgan Stanley & Co. Inc.	961,434	4/13/15	Monthly Federal Funds Effective Rate	Enersis SA	—	(64,520)
Goldman Sachs	27,749	4/15/14	Monthly Federal Funds Effective Rate	HDFC Ltd.	—	(30,255)
Goldman Sachs	318,000	4/15/14	Monthly Federal Funds Effective Rate	Dongfeng Motor Group Co. Ltd.	—	(29,473)

Notes to Schedule of Investments (unaudited) (continued)

TOTAL RETURN SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	PERIODIC PAYMENTS RECEIVED BY THE FUND‡	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs	$27,700	4/19/14	Monthly Federal Funds Effective Rate	AES Tiete SA	—	$(12,641)
Morgan Stanley & Co. Inc.	11,000	4/20/15	Monthly Federal Funds Effective Rate	HDFC Bank Ltd.	$529	(87,274)
Goldman Sachs	219,354	4/24/14	Monthly Federal Funds Effective Rate	Anadolu Efes Biracilik ve Malt Sanayii AS	—	46,953
Goldman Sachs	321,565	5/8/14	Monthly Federal Funds Effective Rate	Uralkali OJSC	—	130,605
Goldman Sachs	356,069	4/30/14	Monthly Federal Funds Effective Rate	Standard Chartered PLC	—	31,399
Goldman Sachs	171,163	5/9/14	Monthly Federal Funds Effective Rate	Coca-Cola Icecek AS	—	16,326
Goldman Sachs	300,203	5/9/14	Monthly Federal Funds Effective Rate	Tupras-Turkiye Petrol Rafinerileri AS	—	22,193
Goldman Sachs	242,432	5/10/14	Monthly Federal Funds Effective Rate	Vedanta Resources PLC	—	30,134
Goldman Sachs	6,250	5/13/14	Monthly Federal Funds Effective Rate	Cognizant Technology Solutions Corp.	—	51,420
Goldman Sachs	350,000	6/4/14	Monthly Federal Funds Effective Rate	Bank of China Ltd.	—	(19,932)
Goldman Sachs	336,325	5/22/14	Monthly Federal Funds Effective Rate	Massmart Holdings Ltd.	—	64,671
Goldman Sachs	347,501	6/9/14	Monthly Federal Funds Effective Rate	Grupo Financiero Santander Mexico SAB de CV	—	30,261
Goldman Sachs	162,240	6/19/14	Monthly Federal Funds Effective Rate	Pick n Pay Stores Ltd.	—	9,060
Goldman Sachs	307,020	4/17/14	Monthly Federal Funds Effective Rate	Lenovo Group Ltd.	—	(2,924)
Goldman Sachs	163,015	4/17/14	Monthly Federal Funds Effective Rate	Imperial Holdings Ltd.	—	6,477

Total	$16,274,228				$(11)	$357,483

†	Percentage shown is an annual percentage rate.

‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.

*	Swap contract is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at July 31, 2013.

Primary Underlying Risk	Swap contracts, at value
Equity Risk	$357,472

Notes to Schedule of Investments (unaudited) (continued)

During the period ended July 31, 2013, the volume of derivative activity for the Fund was as follows:

Average market value
Purchased options †	$19,980

Written options †	5,600

Average notional balance
Total return swap contracts	$11,930,319

†	At July 31, 2013, there were no open positions held in this derivative.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	September 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	September 24, 2013

By	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 24, 2013